Acquisitions, Investments and Disposals (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Condensed balance sheet selected data
Cash and cash equivalents	3,035	731
Accounts receivable, net of allowance for doubtful accounts	5,681	8,114
Inventories	5,854	6,201
Prepayments and other current assets	533	1,163
Property, plant and equipment and other non-current assets, net	44,120	—

Total current assets of discontinued operations	59,223	16,209

Property, plant and equipment, net	—	48,400
Other non-current assets	—	18,695
Goodwill	—	83,513

Total non-current assets of discontinued operations	—	150,608

Accounts payable and accrued expenses	3,800	4,960
Short-term borrowings and current portion of long-term debt	12,234	—
Other current liabilities	1,767	223

Total current liabilities of discontinued operations	17,801	5,183

Long-term debt	—	13,495
Deferred income taxes	—	2,713
Other non-current liabilities	—	1,129

Total non-current liabilities of discontinued operations	—	17,337

Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Revenue, net	37,010	38,991	4,355
Net loss from discontinued operations before income taxes	(110,668)	(9,240)	(574)
Income tax benefit (expense)	2,239	870	(26)

Net loss from discontinued operations, net of income taxes	(108,429)	(8,370)	(600)

Schedule of Goodwill Arising on Acquisitions

Balance at December 31, 2009	894,374

Acquisition of TPP Rousse (Note 3(d)), Energy segment	85,232
Acquisition of Ramateks (Note 3(f)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Discontinued operation—TPP Rousse (Note 3(e)), Steel segment	(85,361)
Translation difference	(14,837)

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Translation difference	(45,885)

Balance at December 31, 2011	1,049,514

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Impairment	(363,640)
Translation difference	38,194

Balance at December 31, 2012	798,847

Schedule of Changes in Noncontrolling Interest

The following table summarizes changes in noncontrolling interests for the three years ended December 31, 2012, 2011 and 2010:

Balance at December 31, 2009	292,732

Purchase of noncontrolling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Noncontrolling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)

Balance at December 31, 2010	319,950

Purchase of noncontrolling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Noncontrolling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of noncontrolling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries within the Group	675
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling share in subsidiaries’ income from continuing operations	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

At various dates during 2012, 2011 and 2010, the Group purchased noncontrolling interest in the following subsidiaries:

Year ended December 31, 2010:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon	June	0.79%	5	308
Other	January-August		303	658

			5,280	17,481

Year ended December 31, 2011:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Izhstal	October	1.63%	435	595
Beloretsk Metallurgical Plant (BMP)	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Acquisitions Two Thousand Eleven [Member]
Pro Forma Condensed Consolidated Statement of Operations Data

The following unaudited pro forma condensed consolidated statement of operations information for (i) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2011, as if they had occurred at the beginning of 2011 and (ii) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2011 and 2010, as if they had occurred at the beginning of 2010:

	Year ended December 31,
	2011	2010
Revenue, net	12,542,894	9,814,858
Net income	687,657	640,336
Net income per share	1.46	1.52

Donetsk Electrometallurgical Plant (DEMP) [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	480	—	480
Other current assets	230,402	—	230,402
Property, plant and equipment	233,101	21,723	254,824
Other non-current assets	1,457	—	1,457
Current liabilities	(210,699)	—	(210,699)
Non-current liabilities	(24,801)	—	(24,801)
Deferred income taxes	(31,692)	(3,564)	(35,256)

Fair value of net assets acquired	198,248	18,159	216,407
Goodwill	223,681	(18,159)	205,522

Total investment	421,929	—	421,929

Ramateks [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Long-term liabilities	(2,190)

Fair value of net assets acquired	580
Goodwill	2,420

Total investment	3,000

Acquisitions Two Thousand Twelve [Member]
Pro Forma Condensed Consolidated Statement of Operations Data

The following unaudited pro forma consolidated statement of operations information for (i) 12 months ended December 31, 2012, gives effect to the business combinations that occurred in 2012, as if they had occurred at the beginning of 2012 and (ii) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2012 and 2011, as if they had occurred at the beginning of 2011:

	Year ended December 31,
	2012	2011
Revenue, net	11,490,192	12,853,040
Net (loss) income	(1,681,544)	670,520
Net (loss) income per share	(4.23)	1.43

Toplofikatsia Rousse (TPP Rousse) [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

December 9, 2010
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)

Fair value of net assets acquired	55,810
Goodwill	85,232

Total investment	141,042

Donau Commodities SRL and Laminorul S.A. [Member]
Fair Values of Assets Acquired and Liabilities Assumed

 The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income tax	(5,197)
Long-term liabilities	(4,779)

Fair value of net assets acquired	19,357
Noncontrolling interest	(1,760)

Gain from bargain purchase	(5,746)

Total investment	11,851

Cognor Stahlhandel GmbH (Cognor) [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)

Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Lomprom-Rostov [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	23,371
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(117)

Fair value of net assets (liabilities) acquired	(12,730)
Goodwill	12,830

Total investment	100